Financial risk management and fair value estimates (Details Narrative) - ARS ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Loss before income tax	$ (80,139)	$ (13,116)	$ 301,654
Interest Rate Risk [member]
Statement [Line Items]
Fixed interest rate on long-term borrowing	87.60%	97.80%
Increase in floating rates	1.00%	1.00%
Decrease in floating rates	1.00%	1.00%
Other Price Risk [Member] | Derivatives [Member]
Statement [Line Items]
Financial investment	17,561	18,747
Increase derivative financial instruments	10.00%
Decrease in quoted prices of equity securities	10.00%
Loss before income tax	$ 1,756	$ 1,875
Credit Risk [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Percentage of trade receivable by group	94.66%	98.83%
Property receivable sale of trading properties	5.34%	1.17%
Foreign Exchange risk and associated derivative financial instruments [Member]
Statement [Line Items]
Loss before income tax	$ 19,898	$ 23,465
Book value of net liability	$ 198,984	$ 234,650
Depreciation against functional currency percentage	10.00%
Appreciation of the foreign currency	10.00%